Cover	Mar. 30, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2021
Entity File Number	110-38932
Entity Registrant Name	AMCOR PLC
Entity Central Index Key	0001748790
Entity Tax Identification Number	98-1455367
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	83 Tower Road North
Entity Address, City or Town	Warmley, Bristol
Entity Address, Country	GB
Entity Address, Postal Zip Code	BS30 8XP
Country Region	44
City Area Code	117
Local Phone Number	9753200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	AMCR
Security Exchange Name	NYSE
1.125% Guaranteed Senior Notes Due 2027
Document Information [Line Items]
Title of 12(b) Security	1.125% Guaranteed Senior Notes Due 2027
Trading Symbol	AUKF/27
Security Exchange Name	NYSE